Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	336,000
Proposed Maximum Offering Price per Unit	2.81
Maximum Aggregate Offering Price	$ 944,160.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 130.39
Offering Note	(1a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional shares of common stock, par value $0.0001 per share, of Binah Capital Group, Inc. (the "Company"), which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in an increase in the number of the Company's outstanding shares of common stock. (1b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices for the common stock as reported on The Nasdaq Global Market on April 1, 2026. (1c) Represents additional shares of common stock of the Company issuable under Binah Capital Group, Inc. 2024 Equity Incentive Plan, as may be amended or restated from time to time (the "Plan"). Shares of common stock issuable under the Plan include awards of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock-based awards.